Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Oct. 31, 2020
Entity Registrant Name	dei_EntityRegistrantName	Red Cedar Fund Trust
Entity Central Index Key	dei_EntityCentralIndexKey	0001783305
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Trading Symbol	dei_TradingSymbol	rcft
Document Creation Date	dei_DocumentCreationDate	Feb. 26, 2021
Document Effective Date	dei_DocumentEffectiveDate	Feb. 26, 2021
Prospectus Date	rr_ProspectusDate	Feb. 26, 2021
Red Cedar Short Term Bond Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Red Cedar Short Term Bond Fund (the “Fund”) is to seek preservation of capital and maximize current income.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees(fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Oct. 01, 2022
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal period from the Fund’s commencement of operations on November 15, 2019 through October 31, 2020, the Fund’s portfolio turnover rate was 127% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	127.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and the operating expenses of the Fund remain the same. The calculation of costs for the one-year period takes into account the effect of the contractual agreement to limit expenses; and the calculation of costs for the other periods takes such agreement into account only through October 1, 2022. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market circumstances, the Fund will invest at least 80% of its net assets in U.S. dollar-denominated debt obligations, including corporate bonds, bonds issued by municipalities and local authorities, U.S. treasury obligations, U.S. treasury inflation-protected securities (“TIPS”) and other U.S. government and agency securities, U.S. dollar denominated bonds issued by foreign governments and corporations, asset-backed, commercial mortgage-backed, mortgage-related and mortgage-backed securities. The Fund may also invest in derivatives. To the extent the Fund’s holdings in derivatives have economic characteristics similar to these investments, the current market value of the Fund’s investments in derivatives (or fair value of OTC derivatives) will be counted toward the 80% policy.

The Fund utilizes a relative value approach to security selection and sector allocation. A variety of factors impact the assessment of relative value including yield, duration, credit quality and security optionality. The Adviser evaluates a wide variety of securities and purchases those that it believes will best position the Fund to meet its objectives.

The Fund only invests in debt obligations that, at the time of purchase, are rated at least Baa3 or higher by Moody’s Investors Services, Inc., or BBB- or higher by S&P Global Ratings or Fitch, Inc., or, if unrated, are determined by the Adviser to be of comparable quality. After purchase, a debt obligation may cease to be rated or may have its rating reduced below the minimum rating required by the Fund for purchase. If a debt obligation held by the Fund is downgraded below these levels by one or more ratings agencies, the Adviser is not obligated to immediately dispose of such debt obligation. In such a case, the Adviser may decide that the Fund should continue to hold such debt obligation if the Adviser determines, in the exercise of its discretion, that it is in the best interest of the Fund to do so. In such a case, the Fund may hold debt obligations with a “D” or similar credit rating indicating at least a partial payment default.

Under normal circumstances, the Fund’s dollar-weighted average portfolio effective maturity will be more than one year but less than three. The Fund may shorten or lengthen its average weighted effective maturity for temporary defensive purposes. Due to the Fund’s holdings in asset-backed, commercial-mortgage-backed, residential mortgage-backed and similar securities, the Fund’s dollar-weighted average portfolio effective maturity is equivalent to the average weighted maturity of the cash flows in such securities held by the Fund given certain prepayment assumptions (also known as weighted average life). The Fund may invest in debt obligations of all maturities.

The Fund may invest a significant portion of its assets in mortgage-backed securities, asset-backed securities and other securitized products. Securitized products may be structured as collateralized mortgage obligations (agency and non-agency), stripped mortgage-backed securities (interest-only or principal-only), commercial mortgage-backed securities, mortgage pass-through securities and other asset-backed securities.

The Fund may invest a significant portion of its assets in the financial services industry and may invest in instruments that are issued or guaranteed by financial institutions, such as banks and brokers, or that are collateralized by securities issued or guaranteed by financial institutions.

In addition to direct investments in securities, the Fund may hold a variety of derivatives, including futures contracts, options, swaps and forward contracts. Derivatives are instruments that have a value based on another instrument, exchange rate or index. Derivatives may be used as substitutes for securities in which the Fund can invest directly or to hedge investments for risk management purposes.

The Fund may invest in securities that have not been registered under the Securities Act of 1933, as amended (the “Securities Act”), but that may be resold to qualified institutional buyers in accordance with the provisions of Rule 144A under the Securities Act (“Rule 144A securities”).

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal market circumstances, the Fund will invest at least 80% of its net assets in U.S. dollar-denominated debt obligations, including corporate bonds, bonds issued by municipalities and local authorities, U.S. treasury obligations, U.S. treasury inflation-protected securities (“TIPS”) and other U.S. government and agency securities, U.S. dollar denominated bonds issued by foreign governments and corporations, asset-backed, commercial mortgage-backed, mortgage-related and mortgage-backed securities.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Unlike individual debt securities, which typically pay principal at maturity, the value of an investment in the Fund will fluctuate. Please be aware that you may lose money by investing in the Fund.

The Fund is subject to the main risks noted below, any of which may adversely affect the Fund’s performance and ability to meet its investment objective. These risks are presented in an order that reflects the Adviser’s current assessment of relative importance, but this assessment could change over time as the Fund’s portfolio changes or in light of changes in the market or the economic environment, among other things. The Fund is not required to and will not update this Prospectus solely because its assessment of the relative importance of the principal risks of investing in the Fund changes.

Mortgage-Related and Other Asset-Backed Securities Risk. Investments in mortgage-related and other asset-backed securities are subject to the risk of significant credit downgrades, illiquidity, and defaults to a greater extent than many other types of fixed-income investments. The liquidity of mortgage-related and asset-backed securities may change over time. During periods of falling interest rates, mortgage- and asset-backed securities may be called or prepaid, which may result in the Fund having to reinvest proceeds in other investments at a lower interest rate. During periods of rising interest rates, the average life of mortgage- and asset-backed securities may extend, which may lock in a below-market interest rate, increase the security’s duration and interest rate sensitivity, and reduce the value of the security. Enforcing rights against the underlying assets or collateral may be difficult, and the underlying assets or collateral may be insufficient if the issuer defaults.

Active Management Risk. The Fund’s Adviser actively manages the Fund’s investments. Consequently, the Fund is subject to the risk that the investment techniques and risk analyses employed by the Fund’s Adviser may not produce the desired results. This could cause the Fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Market Risk. The Fund’s investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. Even if general economic conditions do not change, the value of an investment in the Fund could decline if the particular industries, sectors or companies in which the Fund invests do not perform well or are adversely affected by events. Further, legal, political, regulatory and tax changes also may cause fluctuations in markets and securities prices.

Credit Spread Risk. Credit spread risk is the risk that credit spreads (i.e., the difference in yield between securities resulting from differences in their credit quality) may increase when the market believes that bonds generally have a greater risk of default. Increasing credit spreads may reduce the market values of debt securities held in the Fund. Credit spreads often increase more for lower rated and unrated securities than for investment grade securities. In addition, when credit spreads increase, reductions in market value will generally be greater for longer-maturity securities.

Credit Risk. Credit risk is the risk that an issuer or other obligated party of a security may be unable or unwilling to make dividend, interest and principal payments when due. Securities subject to credit risk may decline in value because of concerns about the issuer’s ability or willingness to make such payments.

Industry and Sector Focus Risk. At times, the Fund may increase the relative emphasis of its investments in a particular industry or sector, including the financial services industry. The prices of securities of issuers in a particular industry or sector may be more susceptible to fluctuations due to changes in economic or business conditions, government regulations, availability of basic resources or supplies, or other events that affect that industry or sector more than securities of issuers in other industries and sectors. To the extent that the Fund increases the relative emphasis of its investments in a particular industry or sector, its shares’ values may fluctuate in response to events affecting that industry or sector.

Financial Institutions Risk. Some instruments are issued or guaranteed by financial institutions, such as banks and brokers, or are collateralized by securities issued or guaranteed by financial institutions. Changes in the creditworthiness of any of these institutions may adversely affect the values of instruments of issuers in financial industries. Financial institutions may be particularly sensitive to certain economic factors such as interest rate changes, adverse developments in the real estate market, fiscal and monetary policy and general economic cycles. Adverse developments in banking and other financial industries may cause the Fund to underperform relative to other funds that invest more broadly across different industries or have a smaller exposure to financial institutions. Changes in governmental regulation and oversight of financial institutions may have an adverse effect on the financial condition or the earnings or operations of a financial institution and on the types and amounts of businesses in which a financial institution may engage. An investor may be delayed or prevented from exercising certain remedies against a financial institution. The amount of the Fund’s assets that may be invested in any financial institution, or financial institutions generally, may be limited by applicable law.

Interest Rate Risk. Interest rate risk is the risk that the value of the Fund’s portfolio will decline because of rising interest rates. A rise in interest rates typically causes the price of a fixed rate debt instrument to fall and its yield to rise. Conversely, a decline in interest rates typically causes the price of a fixed rate debt instrument to rise and the yield to fall. Debt securities may be subject to greater interest rate risk than would normally be the case due to the possibility that the current period of historically low rates may be ending and the effect of potential government fiscal policy initiatives and resulting market reaction to those initiatives. When interest rates change, the values of longer-duration debt securities usually change more than the values of shorter-duration debt securities. Rising interest rates also may lengthen the duration of debt securities with call features, since exercise of the call becomes less likely as interest rates rise, which in turn will make the securities more sensitive to changes in interest rates and result in even steeper price declines in the event of further interest rate increases.

Libor Risk. Instruments in which the Fund invests may pay interest at floating rates based on the London Interbank Offered Rate (“LIBOR”) or may be subject to interest caps or floors based on LIBOR. In July 2017, the United Kingdom’s Financial Conduct Authority announced the desire to phase out the use of LIBOR by the end of 2021. The markets are developing alternate reference rates; however, there is currently no definitive information regarding the future utilization of LIBOR or of any particular replacement rate. Abandonment of or modifications to LIBOR could have adverse impacts on newly issued financial instruments and existing financial instruments which reference LIBOR. Abandonment of or modifications to LIBOR could lead to significant short-term and long-term uncertainty and market instability. It remains uncertain how such changes would be implemented and the effects such changes would have on the Fund, issuers of instruments in which the Fund invests and financial markets generally.

Liquidity Risk. Liquidity risk is the risk that the Adviser will be unable to sell a security held by the Fund at a particular time and a desirable price. Reduced liquidity in the bond markets can result from low trading volume, lack of a market maker, large position size or legal restrictions, reductions in bond inventory, and rapid or unexpected changes in interest rates. Less liquid markets could lead to greater price volatility and limit the Fund’s ability to sell a holding at a suitable price.

Restricted Securities Risk. The Fund may hold securities that have not been registered for sale to the public under the U.S. federal securities laws, including Rule 144A securities. There can be no assurance that a trading market will exist at any time for any particular restricted security. Limitations on the resale of these securities may have an adverse effect on their marketability, and may prevent the Fund from disposing of them promptly at reasonable prices. The Fund may have to bear the expense of registering the securities for resale and the risk of substantial delays in effecting the registration. Also, restricted securities may be difficult to value because market quotations may not be readily available, and the securities may have significant volatility.

Derivatives Risk. Derivatives, including futures contracts, options, swaps, credit default swaps, forward contracts and currency forwards, may be riskier than other types of investments and may increase the volatility of the Fund. Derivatives may be sensitive to changes in economic and market conditions and may create leverage, which could result in losses that significantly exceed the Fund’s original investment. Derivatives expose the Fund to counterparty risk, which is the risk that the derivative counterparty will not fulfill its contractual obligations (and includes credit risk associated with the counterparty). Certain derivatives are synthetic instruments that attempt to replicate the performance of certain reference assets. With regard to such derivatives, the Fund does not have a claim on the reference assets and is subject to enhanced counterparty risk. Derivatives may not perform as expected, so the Fund may not realize the intended benefits. When used for hedging, the change in value of a derivative may not correlate as expected with the currency, security or other risk being hedged. In addition, given their complexity, derivatives expose the Fund to risks of mispricing or improper valuation. Certain of the Fund’s transactions in derivatives could also affect the amount, timing and character of distributions to shareholders which may result in the Fund realizing more short-term capital gain and ordinary income subject to tax at ordinary income tax rates than it would if it did not engage in such transactions, which may adversely impact the Fund’s after-tax returns.

Valuation Risk. The prices provided by the Fund’s pricing service or independent dealers or the fair value determinations made under the valuation procedures adopted by the Board may be different from the prices used by other mutual funds or from the prices at which debt obligations are actually bought and sold. Pricing generally assumes the price of debt securities is done with orderly transactions of an institutional “round lot” size, but some trades may occur in smaller, “odd lot” sizes, often at lower prices than institutional round lot trades. Different pricing services may incorporate different assumptions and inputs into their valuation methodologies, potentially resulting in different values for the same securities. As a result, if the Fund were to change pricing services, or if the Fund’s pricing service were to change its valuation methodology, there could be a material impact, either positive or negative, on the Fund’s net asset value.

Government Securities Risk. The Fund invests in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities (such as securities issued by the Government National Mortgage Association (“Ginnie Mae”), the Federal National Mortgage Association (“Fannie Mae”), or the Federal Home Loan Mortgage Corporation (“Freddie Mac”)). U.S. government securities are subject to market risk, interest rate risk and credit risk. Securities issued or guaranteed by U.S. government-related organizations, such as Fannie Mae and Freddie Mac, are not backed by the full faith and credit of the U.S. government and no assurance can be given that the U.S. government will provide financial support for such securities.

Foreign Securities Risk. Foreign investments, even those that are U.S. dollar-denominated, may involve additional risks, including political and economic instability, differences in financial reporting standards, less regulated securities markets, and withholding of foreign taxes.

Restricted Securities Risk. The Fund may hold securities that have not been registered for sale to the public under the U.S. federal securities laws. There can be no assurance that a trading market will exist at any time for any particular restricted security. Limitations on the resale of these securities may have an adverse effect on their marketability, and may prevent the Fund from disposing of them promptly at reasonable prices. The Fund may have to bear the expense of registering the securities for resale and the risk of substantial delays in effecting the registration. Also, restricted securities may be difficult to value because market quotations may not be readily available, and the securities may have significant volatility.

Risk Lose Money [Text]	rr_RiskLoseMoney	Please be aware that you may lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE SUMMARY
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and performance table below provide some indication of the risks and variability of investing in the Fund. The bar chart shows the Fund’s performance for each full calendar year of the Fund’s operations. The performance table shows how the Fund’s average annual total returns for the 1 year period and the period since its inception compare with those of a broad measure of market performance. How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.redcedarfunds.com or by calling 1-888-626-2575.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table below provide some indication of the risks and variability of investing in the Fund. The bar chart shows the Fund’s performance for each full calendar year of the Fund’s operations.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-888-626-2575
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.redcedarfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During the period shown on the bar chart, the Fund’s highest total return for a quarter was 2.78% (quarter ended June 30, 2020) and the Fund’s lowest total return for a quarter was 0.08% (quarter ended March 31, 2020).

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Fund’s highest total return for a quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	2.78%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Fund’s lowest total return for a quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.08%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for Periods Ended December 31, 2020
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Reflects no deduction for fees, expenses or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as a 401(k) plan or an individual retirement account (IRA).
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as a 401(k) plan or an individual retirement account (IRA).

Red Cedar Short Term Bond Fund | Bloomberg Barclays 1-3 Year US Government / Credit Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	3.33%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	3.24%	[1]
Red Cedar Short Term Bond Fund | Institutional Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	RCSTX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.30%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.41%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.72%	[2]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.26%)	[3]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.46%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 47
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	177
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	348
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 844
Annual Return 2020	rr_AnnualReturn2020	3.90%
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	3.90%
Since Inception	rr_AverageAnnualReturnSinceInception	3.51%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 15, 2019
Red Cedar Short Term Bond Fund | Institutional Class | Return After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	2.79%
Since Inception	rr_AverageAnnualReturnSinceInception	2.47%
Red Cedar Short Term Bond Fund | Institutional Class | Return After Taxes on Distributions and Sale of Fund Shares
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	2.30%
Since Inception	rr_AverageAnnualReturnSinceInception	2.24%

[1]	The Bloomberg Barclays 1-3 Year U.S. Government/Credit Index (the "Bloomberg Barclays Index") is an unmanaged index measuring the performance of investment grade government and corporate bonds with maturities of one to three years and is not available for investment by individual investors.
[2]	"Total Annual Fund Operating Expenses" will not correlate to the Fund's ratio of total expenses to average net assets in the Fund's Financial Highlights, which reflects the operating expenses of the Fund but does not include "Acquired Fund Fees and Expenses."
[3]	Red Cedar Investment Management, LLC (the "Adviser") has contractually agreed to reduce the Management Fee and reimburse Other Expenses until October 1, 2022 to the extent necessary to limit Total Annual Fund Operating Expenses (exclusive of brokerage costs, taxes, interest, borrowing costs, costs to organize the Fund, acquired fund fees and expenses (if any), and extraordinary expenses such as litigation and merger or reorganization costs and other expenses not incurred in the ordinary course of the Fund's business) to an amount not exceeding 0.45% of the Fund's average daily net assets. Management Fee reductions and expense reimbursements by the Adviser are subject to repayment by the Fund for a period of up to three years from the date such fees were waived or payments made, provided that the repayments do not cause Total Annual Fund Operating Expenses (exclusive of such expenses and reimbursements) to exceed the lesser of (i) the expense limitation in effect at the time such fees were waived or payments made, and (ii) the expense limitation in effect at the time of repayment. Prior to October 1, 2022, this agreement may not be modified or terminated without the approval of the Board of Trustees (the "Board") of the Red Cedar Fund Trust (the "Trust"). This agreement will terminate automatically if the Fund's Investment Advisory agreement (the "Advisory Agreement") with the Adviser is terminated.